October 3, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Filing Desk

Re: Tower Financial Corporation
      Commission File No. 000-25287
      2010 Annual Report on Form 10-K

 Dear Sir or Madam:

On behalf of Tower Financial Corporation, enclosed for filing with the Securities and Exchange Commission, via direct transmission to the EDGAR system, is our Amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2011.

The financial statements contained in the report are presented on a basis consistent with the preceding year, and do not reflect any changes in accounting principles or practices or in the methods of application of those principles or practices.

Sincerely, /s/ Richard R. Sawyer Richard R. Sawyer Principal Financial Officer and Secretary Tower Financial Corporation

Enclosure